Restatement of previously issued financial statements (Details 1) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Revenue	$ 27,132,832	$ 29,304,800	[1]	$ 22,083,128
Net income	43,420,884	26,982,641	[1]	1,668,429
Comprehensive income	$ 43,412,156	$ 26,560,245	[1]	$ 2,474,488
Basic earnings per share	$ 2.78	$ 1.80	[1]	$ 0.12
Diluted earnings per share	$ 2.39	$ 1.56	[1]	$ 0.11
Previously Reported
Revenue		$ 29,979,633
Net income		27,657,474
Comprehensive income		$ 27,235,078
Basic earnings per share		$ 1.85
Diluted earnings per share		$ 1.59
Correction
Revenue		$ (674,833)
Net income		(674,833)
Comprehensive income		$ (674,833)
Basic earnings per share		$ (0.05)
Diluted earnings per share		$ (0.04)

[1]	Restated